General Administrative Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expense [abstract]
General administrative costs	€ (9,150)	€ (16,275)	€ (12,963)
Increased amount of general administrative costs	7,125
Legal and consulting costs	€ 1,976	€ 6,929	€ 6,230